Other reserves (Tables)	6 Months Ended
Jun. 30, 2023
Other reserves.
Schedule of other reserves

	Fair value
	through
	other		Share‑	Loss on	Foreign
	comprehensive		based	transaction	exchange
	income	Restructuring	payment	between	translation
	reserve	reserve	reserve	owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000	$’000

At January 1, 2022	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)
Other comprehensive income*	—	—	—	—	59,521	59,521
Options converted to shares	—	—	(88,469)	—	—	(88,469)
Recognition of share‑based payment expense	—	—	13,423	—	—	13,423
Other reclassifications related to share-based payment	—	—	(2,835)	—	—	(2,835)
At December 31, 2022	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)

At January 1, 2023	(3)	4,019	98,817	(840,359)	(123,745)	(861,271)
Other comprehensive income	7	—	—	—	609,351	609,358
Options converted to shares	—	—	(89,432)	—	—	(89,432)
Recognition of share‑based payment expense	—	—	6,618	—	—	6,618
Other reclassifications related to share based payment	—	—	(1,426)	—	—	(1,426)
At June 30, 2023	4	4,019	14,577	(840,359)	485,606	(336,153)

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.